Revenue	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Revenue
Note 4. Revenue

	2025 A$’000	2024 A$’000	2023 A$’000

Licensing revenue	—	2,301	—
Sale of Paxalisib	42	7	—

	42	2,308	—

Disaggregation of revenue
The disaggregation of revenue from contracts with customers is as follows:

	2025 A$’000	2024 A$’000	2023 A$’000

Geographical regions
South Korea	—	2,308	—
Israel	42	—	—

	42	2,308	—
Timing of revenue recognition
Licensing revenue recognised at a point in time	—	2,301	—
Sale of Paxalisib at a point in time	42	7	—

	42	2,308	—

License Agreement with Oasmia Pharmaceutical AB
In March 2021, the Company entered into an exclusive worldwide license agreement with Oasmia Pharmaceutical AB (“Osmia”), an innovation-focused specialty pharmaceutical company, for Cantrixil
(TRX-E-002-1),
a clinical stage drug candidate for the treatment of ovarian cancer. During fiscal 2021, Oasmia made an upfront payment of US$4 million with contingent milestones of up to US$42 million and double-digit royalties on commercial sales. For the years ended 30 June 2025, 2024, and 2023, no contract milestones were met, therefore no revenue was recognized.
License Agreement with Simcere Pharmaceutical Group Ltd.
In March 2021, the Company entered into a licensing agreement with Simcere Pharmaceutical Group LTD (“Simcere”) to develop and commercialize the Company’s investigational drug candidate, Paxalisib, in Greater China. Under the terms of the agreement, Simcere assumed responsibility for the development, registration and commercialization of Paxalisib in Greater China (a territory that includes Mainland China, Hong Kong, Macau and Taiwan). The Company received an upfront payment of US$11 million comprising US$7 million in cash and a US$4 million equity investment, priced at a 20% premium to recent trading. The Company will also receive contingent milestone payments of up to US$281 million for glioblastoma, with further milestones payable for indications beyond glioblastoma. Simcere will additionally pay mid-teen
percentage royalties on commercial sales. For the years ended 30 June 2025, 2024, and 2023, no contract milestones were met, therefore no
revenue was recognized.
License Agreement with Sovargen Co Ltd.
In March 2024, the Company entered into a licensing agreement with Sovargen Co Ltd. (“Sovargen”) to develop and commercialize the Company’s investigational drug candidate, Paxalisib, for countries except mainland China, Hong Kong, Macao and Taiwan. Under the terms of the agreement, Sovargen assumed responsibility for the development, registration and commercialization of Paxalisib in countries except for China, Hong Kong, Macao and Taiwan. The Company received an upfront payment of US$1.5 million. The Company will also receive contingent milestone payments of up to US$19 million upon achievement of development and regulatory milestones, and a percentage of sub-licensing
revenues and royalties on net sales of products incorporating Paxalisib. For the years ended 30 June 2025, 2024, and 2023, no contract milestones were met, therefore no revenue was recognized.
During fiscal year 2024, the Company recognised A$
2.30

million of revenue from the license agreements described in the above paragraphs in accordance with the terms of the agreements and revenue recognition policy in accordance with note 2.
During fiscal year 2024, the Company recognized A$
2.3
million of revenue from the license agreements described in the above paragraphs in accordance with the terms of the agreements and revenue recognition policy in accordance with Note 2. No revenue was recognized during fiscal year 2025
License Agreement with QIMR
On 12 September, 2024, the Company announced that an agreement has been executed with QIMR to obtain an exclusive license to certain intellectual property rights in relation to combination therapies consisting of PI3K inhibitor drugs, and one or more immunotherapy or PARP inhibitor drugs (PI3K combination). Under the license agreement, Kazia receives an exclusive, worldwide, sub-licensable
and royalty-bearing licence to certain intellectual property for the development of any drugs or product candidates within the PI3K inhibitor class in combination with immunotherapy or PARP inhibitors. Paxalisib, Kazia’s lead product candidate, is a member of the PI3K inhibitor class. The exclusive license agreement follows a collaboration between Kazia and QIMR Berghofer which began in December 2022 and has already led to the filing of supportive patents which include the use of paxalisib as an immune modulator in the treatment of diseases such as breast cancer. The terms of the license include standard provisions for an upfront license fee and development milestones related to the initiation of Phase 1, Phase 2 trial, first Phase 3 trial, first product approval.